T. ROWE PRICE Retirement I 2060 Fund - I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4.3%
T. Rowe Price Funds:
New Income Fund  15,711 8,056 3,891 2,028,154 19,754
U.S. Treasury Long-Term Index
Fund  4,887 5,210 734 633,466 7,209
International Bond Fund (USD
Hedged)  5,489 2,317 737 698,263 7,108
Dynamic Global Bond Fund  3,578 1,528 466 474,666 4,766
Emerging Markets Bond Fund  1,913 547 1,090 136,920 1,527
High Yield Fund  2,034 634 2,207 85,617 567
Floating Rate Fund  1,020 345 1,195 23,664 226
Total Bond Mutual Funds (Cost $41,752) 41,157
EQUITY MUTUAL FUNDS 93.9%
T. Rowe Price Funds:
Value Fund  107,781 61,477 13,149 4,498,622 196,500
Growth Stock Fund (2) 124,593 49,337 27,820 1,770,351 176,026
Equity Index 500 Fund  46,117 37,361 14,814 785,824 79,235
International Value Equity Fund  42,261 23,251 5,615 4,945,159 73,089
Overseas Stock Fund  43,875 22,846 8,978 5,685,037 70,665
International Stock Fund  41,962 20,762 5,780 3,203,715 69,168
Emerging Markets Stock Fund  26,796 10,384 6,693 728,413 41,250
Mid-Cap Growth Fund  24,458 10,408 3,076 324,113 37,429
Mid-Cap Value Fund  20,887 11,440 2,732 1,154,618 37,075
Small-Cap Stock Fund  14,244 8,506 3,191 381,972 25,993
New Horizons Fund (2) 17,978 7,283 3,575 293,132 24,318
Small-Cap Value Fund  12,612 6,829 1,800 418,927 24,268
Real Assets Fund  11,417 8,929 1,478 1,697,065 21,994
Emerging Markets Discovery
Stock Fund  233 8,580 308 628,769 9,803
U.S. Large-Cap Core Fund  2,696 6,274 914 303,165 9,377
Total Equity Mutual Funds (Cost $ 731,174) 896,190

T. ROWE PRICE Retirement I 2060 Fund - I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 6,595 40,000 29,503 17,092,194 17,092
Total Short-Term Investments (Cost $17,092) 17,092
Total Investments in Securities 100.0%
(Cost $790,018) $ 954,439
Other Assets Less Liabilities (0.0)% (411)
Net Assets 100.0% $ 954,028
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2060 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 35 $ 126 $ 79
Emerging Markets Bond Fund (26) 157 73
Emerging Markets Discovery Stock Fund 95 1,298 51
Emerging Markets Stock Fund 647 10,763 402
Equity Index 500 Fund 1,939 10,571 840
Floating Rate Fund (10) 56 33
Growth Stock Fund 10,022 29,916 —
High Yield Fund 56 106 90
International Bond Fund (USD Hedged) 65 39 87
International Stock Fund 1,663 12,224 620
International Value Equity Fund 736 13,192 1,449
Mid-Cap Growth Fund 2,092 5,639 55
Mid-Cap Value Fund 1,208 7,480 476
New Horizons Fund 3,473 2,632 —
New Income Fund 302 (122) 352
Overseas Stock Fund 481 12,922 1,181
Real Assets Fund 242 3,126 351
Small-Cap Stock Fund 859 6,434 118
Small-Cap Value Fund 625 6,627 168
U.S. Large-Cap Core Fund 138 1,321 88
U.S. Treasury Long-Term Index Fund 1,236 (2,154) 81
Value Fund 4,811 40,391 2,329
U.S. Treasury Money Fund, 0.09% — — 23
Totals $ 30,689# $ 162,744 $ 8,946+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $16,700 of the net realized gain (loss).
+ Investment income comprised $8,946 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2060 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2060 Fund - I Class  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2060 Fund - I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R421-054Q3 02/21